Pay vs Performance Disclosure Unit_pure in Millions	3 Months Ended	9 Months Ended	12 Months Ended					60 Months Ended
	Dec. 31, 2023	Sep. 26, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following Pay versus Performance table sets forth information regarding PayPal’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation S-K.
Amounts included as “compensation actually paid” do not represent the value of cash compensation and equity awards actually received by the NEOs, but rather are amounts calculated under SEC rules that include, among other things, the year-over-year changes in the “fair value” of unvested equity-based awards. For a discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the CD&A.

Year 1	Summary Compensation Table Total for PEO (Chriss) ($) 2	Summary Compensation Table Total for PEO (Schulman) ($) 2	Compensation Actually Paid to PEO (Chriss) ($) 3	Compensation Actually Paid to PEO (Schulman) ($) 3	Average Summary Compensation Table Total for Non-PEO NEOs ($) 2	Average Compensation Actually Paid to Non-PEO NEOs ($) 3	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Billions)	Transaction Margin Dollars ($ Billions) 6
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5

2024	6,658,527	—	35,181,425	—	19,520,806	30,276,847	79	190	4.147	14.658

2023	41,916,754	22,138,954	46,350,840	18,991,635	10,976,852	9,423,987	57	151	4.246	13.704

2022	—	21,957,922	—	(87,002,457)	10,367,818	(13,358,744)	66	109	2.419	13.773

2021	—	32,070,353	—	13,504,312	14,799,891	10,020,976	174	165	4.169	13.996

2020	—	23,362,072	—	191,128,954	9,184,457	50,894,687	217	153	4.202	11.779

1
Mr. Chriss served as the Principal Executive Officer (“PEO”) from and after September 27, 2023 and for the entirety of 2024. Mr. Schulman served as the PEO in 2023 from January 1 through September 26 and for the entirety of 2022, 2021 and 2020. PayPal’s non-PEO NEOs for the applicable years were as follows:

•	2024: Mses. Jamie Miller and Suzan Kereere and Messrs. Diego Scotti and Aaron Webster

•	2023: Messrs. Aaron Karczmer, John Kim, and Blake Jorgensen, and Mses. Jamie Miller, Peggy Alford, Michelle Gill, and Gabrielle Rabinovitch

•	2022: Messrs. Blake Jorgensen, John D. Rainey, Mark Britto, Jonathan Auerbach, and Aaron Karczmer, and Mses. Gabrielle Rabinovitch and Peggy Alford

•	2021: Messrs. John D. Rainey, Mark Britto, and Jonathan Auerbach and Ms. Louise Pentland

•	2020: Messrs. John D. Rainey and Aaron Karczmer and Mses. Peggy Alford and Louise Pentland

2
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Chriss or Mr. Schulman, as applicable and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for PayPal’s non-PEO NEOs reported for that applicable year, respectively.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Chriss and for the average of the non-PEO NEOs for 2024 is set forth following the footnotes to this table.

4
Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2019 and that dividends were reinvested during the measurement period. Historical stock price performance is not necessarily indicative of future stock price performance.

5	The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.

6
As noted in the CD&A, the Compensation Committee determined that transaction margin dollars was a key financial metric for PayPal’s performance and success and a driver of stockholder value creation for 2024. By using transaction margin dollars, together with the other performance goals used in our incentive programs, the Compensation Committee believes that the program reflected an appropriate balance with respect to incentivizing profitable growth and stockholder value creation. Transaction margin dollars represents net revenue, less transaction expenses and transaction & credit losses, as reported in PayPal’s 2024 Annual Report on Form 10-K. PayPal has designated transaction margin dollars as the Company-Selected Measure for 2024.

Reconciliation of 2024 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Compensation Actually Paid ($)

Mr. Chriss	6,658,527	—	—	25,342,227	—	3,180,671	—	35,181,425

Non-PEO NEOs (Average) 8	19,520,806	(13,904,059)	23,729,830	574,787	—	355,483	—	30,276,847

1	For, Mr. Chriss, amounts shown represent Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the non-PEO NEOs, amounts shown represent averages for 2024.

2	Represents the grant date fair value of the stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2024 fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2024 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2024.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Company Selected Measure Name			Transaction margin dollars
Named Executive Officers, Footnote								Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Chriss or Mr. Schulman, as applicable and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for PayPal’s non-PEO NEOs reported for that applicable year, respectively.
Peer Group Issuers, Footnote								The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.
Adjustment To PEO Compensation, Footnote
Reconciliation of 2024 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Compensation Actually Paid ($)

Mr. Chriss	6,658,527	—	—	25,342,227	—	3,180,671	—	35,181,425

Non-PEO NEOs (Average) 8	19,520,806	(13,904,059)	23,729,830	574,787	—	355,483	—	30,276,847

1	For, Mr. Chriss, amounts shown represent Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the non-PEO NEOs, amounts shown represent averages for 2024.

2	Represents the grant date fair value of the stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2024 fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2024 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2024.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 19,520,806	$ 10,976,852	$ 10,367,818	$ 14,799,891	$ 9,184,457
Non-PEO NEO Average Compensation Actually Paid Amount			$ 30,276,847	9,423,987	(13,358,744)	10,020,976	50,894,687
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of 2024 Compensation Actually Paid Adjustments

Name	Summary Compensation Table Total ($) 1	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($) 2	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) 3	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) 4	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested in the Fiscal Year ($) 5	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years that Vested in the Fiscal Year ($) 6	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($) 7	Compensation Actually Paid ($)

Mr. Chriss	6,658,527	—	—	25,342,227	—	3,180,671	—	35,181,425

Non-PEO NEOs (Average) 8	19,520,806	(13,904,059)	23,729,830	574,787	—	355,483	—	30,276,847

1	For, Mr. Chriss, amounts shown represent Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the non-PEO NEOs, amounts shown represent averages for 2024.

2	Represents the grant date fair value of the stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.

3
Represents the fair value as of 2024 fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during fiscal year 2024 of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of fiscal year 2024.

5	Represents the fair value at vesting of the stock awards that were granted and vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in fiscal year 2024, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay for performance” as the compensation actually paid fluctuated year over year, primarily due to our stock performance and our varying levels of achievement against pre-established performance goals under the AIP and PBRSU awards. The CD&A describes the Compensation Committee’s emphasis on “pay for performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives, as well as stockholder value creation. Because our executive compensation program incentivizes and rewards executives primarily through long-term incentives in the form of PBRSU and RSU equity awards, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of the awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay for performance” as the compensation actually paid fluctuated year over year, primarily due to our stock performance and our varying levels of achievement against pre-established performance goals under the AIP and PBRSU awards. The CD&A describes the Compensation Committee’s emphasis on “pay for performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives, as well as stockholder value creation. Because our executive compensation program incentivizes and rewards executives primarily through long-term incentives in the form of PBRSU and RSU equity awards, the compensation actually paid is most significantly impacted by changes in our stock price over the vesting period of the awards.

Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures which, in our assessment, represent the most important financial performance measures used by PayPal to link compensation actually paid to the NEOs for 2024:

•	Transaction margin dollars

•	Non-GAAP operating income

•	rTSR, compared to the S&P 500
Non-GAAP operating income is not a financial measure prepared in accordance with GAAP. For information on how we compute non-GAAP financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures” to this proxy statement.

Total Shareholder Return Amount			$ 79	57	66	174	217
Peer Group Total Shareholder Return Amount			190	151	109	165	153
Net Income (Loss)			$ 4,147,000,000	$ 4,246,000,000	$ 2,419,000,000	$ 4,169,000,000	$ 4,202,000,000
Company Selected Measure Amount			14,658	13,704	13,773	13,996	11,779
Measure:: 1
Pay vs Performance Disclosure
Name			Transaction margin dollars
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP operating income
Non-GAAP Measure Description			Non-GAAP operating income is not a financial measure prepared in accordance with GAAP. For information on how we compute non-GAAP financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures” to this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name			rTSR, compared to the S&P 500
Mr. Chriss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,658,527	$ 41,916,754	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 35,181,425	46,350,840	0	0	0
PEO Name	Mr. Chriss		Mr. Chriss
Mr. Schulman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	22,138,954	21,957,922	32,070,353	23,362,072
PEO Actually Paid Compensation Amount			0	$ 18,991,635	$ (87,002,457)	$ 13,504,312	$ 191,128,954
PEO Name		Mr. Schulman			Mr. Schulman	Mr. Schulman	Mr. Schulman
PEO | Mr. Chriss [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,342,227
PEO | Mr. Chriss [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,180,671
PEO | Mr. Chriss [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,904,059)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,729,830
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			574,787
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			355,483
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0